Lease Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Lease expense	$ 206	$ 65
Lease Agreement [Member] | Administration and Operating Facility [Member]
Lessee, Lease, Description [Line Items]
Lease expiration date description	February 2039